LENDING ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	$ 20,229	$ 21,115
Allowance for losses	(740)	(878)	(2,444)	(1,680)
Mortgage and other loans receivable, net	19,489	20,237
Commercial mortgages
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	13,554	13,571
Allowance for losses	(305)	(470)	(432)	(3)
Percentage of loans that are current as to payments of principal and interest	98.00%	97.00%
Commercial mortgages | California
Composition of Mortgages and other loans receivable
Percentage of mortgage loans in geographic area	24.00%
Commercial mortgages | New York
Composition of Mortgages and other loans receivable
Percentage of mortgage loans in geographic area	13.00%
Life insurance policy loans
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	3,049	3,133
Commercial loans, other loans and notes receivable
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	$ 3,626	$ 4,411